Stock Option Plan and Stock-Based Compensation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Stock Option Plan And Stock-based Compensation
Number of options outstanding, beginning | shares	984,900
Weighted-average exercise price, beginning	$ 1.53
Number of options, Granted | shares	705,000	1,377,172
Weighted-average exercise price, Granted	$ 1.20	$ 1.53
Number of options, Forfeited | shares		(392,272)
Weighted-average exercise price, Forfeited		$ 1.53
Number of options outstanding, ending | shares	1,619,550	984,900
Weighted-average exercise price, Ending	$ 1.39	$ 1.53
Weighted average remaining contractual term (years)	8 years 9 months	9 years 3 months
Weighted-Average Fair Value at Grant Date	$ 0.90	$ 0.90
Number of options exercisable | shares	422,100
Weighted-average exercise price, options exercisable	$ 1.53
Weighted average remaining contractual term, Granted	9 years 7 months 9 days
Weighted-Average Fair Value at Grant Date, Granted	$ 0.74
Number of options, Exercised | shares	(70,350)
Weighted-average exercise price, Exercised	$ 1.53
Number of options, Forfeited | shares		392,272